TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

March 13, 2020

Filed Via EDGAR (CIK # 0000916488)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Templeton Global Investment Trust

File Nos. 033-73244 and 811-08226

Ladies/Gentlemen:

                 Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 93/94 (the “Amendment”) to the Registration Statement of the Registrant.  The Amendment is being submitted to add a new series of shares, designated as Franklin Templeton SMACS: Series EM to the Registrant.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective at least seventy-five days after the filing.  The Amendment relates only to the Franklin Templeton SMACS: Series EM.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any inquiries regarding this filing to the undersigned at (954) 847-2283 or the address shown above.

Sincerely yours,

TEMPLETON GLOBAL INVESTMENT TRUST

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary